Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Cash Flows from Operating Activities:
Net loss		$ (370,431,000)	$ (87,069,000)	$ (214,449,000)	$ (94,077,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, amortization and other		9,252,000	1,442,000
Depreciation and amortization				3,117,000	1,837,000
Reduction in the carrying amount of ROU assets		12,012,000	5,896,000	14,109,000	4,299,000
Accretion of discount on short-term investments		0	(220,000)	(143,000)	(4,267,000)
Loss on disposal of equipment				0	127,000
Stock based compensation		78,438,000	8,763,000	16,880,000	28,133,000
Non-cash compensation		7,873,000
Change in deferred tax asset valuation allowance		(2,638,000)	0	0	(7,778,000)
Unrealized gain on investments held in Trust Account		0	(289,000)	125,000	(125,000)
Changes in operating assets and liabilities:
Accounts payable				2,189,000	(852,000)
Accounts payable		(3,389,000)	3,729,000
Accounts receivable				0	3,316,000
Prepaid expenses and other current assets		1,847,000	(1,597,000)	(11,692,000)	(6,249,000)
Other assets		(2,872,000)	(8,333,000)	(14,038,000)	(506,000)
Accrued expenses and other current and non-current liabilities		(48,491,000)	5,159,000	13,674,000	1,367,000
Operating lease liability		(14,553,000)	(3,413,000)	0	(16,601,000)
Deferred revenue				(1,526,000)	(3,475,000)
Deposit liability		50,000,000	0
Net cash used in operating activities		(282,952,000)	(75,643,000)	(191,879,000)	(94,726,000)
Cash Flows from Investing Activities:
Purchases of property and equipment		(13,128,000)	(1,211,000)	(6,689,000)	(3,826,000)
Net cash acquired in acquisitions		294,439,000	0
Proceeds from sale of property and equipment				0	2,000
Purchase of business, net of cash acquired				0	(23,144,000)
Purchase of short-term investments		0	(120,110,000)	(120,022,000)	(745,566,000)
Maturities of short-term investments		0	300,000,000	470,000,000	400,000,000
Net cash used in investing activities		281,311,000	178,679,000	343,289,000	(372,534,000)
Cash Flows from Financing Activities:
Proceeds from issuance of series B Series U-2 preferred stock, net		397,862,000	0
Proceeds from early exercised stock options				79,000	435,000
Payments to repurchase unvested early exercised stock options				(763,000)	(17,000)
Payments to repurchase (proceeds from issuance of) series B preferred stock, net				(532,000)	633,966,000
Proceeds from issuance of common stock		2,246,000	557,000	2,662,000	318,000
Net cash provided by financing activities		400,108,000	557,000	1,446,000	634,702,000
Net increase in cash		398,467,000	103,593,000	152,856,000	167,442,000
Cash - beginning of the period		399,828,000	246,972,000	246,972,000	79,530,000
Cash - end of the period	$ 399,828,000	798,295,000	$ 350,565,000	399,828,000	$ 246,972,000
Reinvent Technology Partners Y [Member]
Cash Flows from Operating Activities:
Net loss	(18,620)	(5,829,716)
Adjustments to reconcile net loss to net cash used in operating activities:
Change in fair value of derivative warrant liabilities		3,753,970
Financing costs - derivative warrant liabilities		1,111,480
Unrealized gain on investments held in Trust Account		(43,775)
Changes in operating assets and liabilities:
Prepaid expenses	18,620	(1,318,225)
Accounts payable		27,964
Accrued expenses		53,396
Due to related party		497,675
Net cash used in operating activities	0	(1,747,231)
Cash Flows from Investing Activities:
Cash deposited in Trust Account		(977,500,000)
Net cash used in investing activities		(977,500,000)
Cash Flows from Financing Activities:
Repayment of note payable to related party		(295,179)
Proceeds received from initial public offering, gross		977,500,000
Proceeds received from private placement		22,250,000
Offering costs paid		(19,706,097)
Net cash provided by financing activities		979,748,724
Net increase in cash	0	501,493
Cash - beginning of the period	0	0
Cash - end of the period	0	501,493		$ 0
Supplemental disclosure of noncash investing and financing activities:
Prepaid expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accounts payable	33,033
Offering costs included in accrued expenses	$ 23,450	236,816
Offering costs paid by related party under promissory note		295,179
Deferred legal fees		18,182
Deferred underwriting commissions		34,212,500
Value of Class A ordinary shares subject to possible redemption		905,037,840
Change in value of Class A ordinary shares subject to possible redemption		$ (1,056,480)